Transamerica Goldman Sachs 70-30 Allocation VP Investment Strategy - Transamerica Goldman Sachs 70-30 Allocation VP	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The portfolio is a fund of funds. Under normal circumstances, the portfolio’s sub-adviser, Goldman Sachs Asset Management, L.P. (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing in underlying Transamerica funds (“underlying portfolios”). The portfolio normally targets an allocation of approximately 70% of its net assets to equity funds with the remaining 30% to fixed-income funds and rebalances the allocation at least quarterly to maintain these approximate allocations.The sub-adviser employs strategic asset allocation in an effort to maximize risk-adjusted returns over a full market cycle, defined as a multi-year period from the end of one economic recession through the end of the next. The sub-adviser seeks to identify and incorporate what it views as uncorrelated, persistent sources of return into its strategic asset allocation in an effort to balance risk across these return sources and translate risk allocation into capital and asset class terms. The sub-adviser also seeks to add value in the selection of underlying portfolios. The portfolio’s investment manager, Transamerica Asset Management, Inc. will, among other things, oversee and monitor the sub-adviser and will be solely responsible for identifying the underlying portfolios available for investment and overseeing the management of the underlying portfolios. After the available underlying portfolios have been identified, the sub-adviser determines which underlying portfolios to utilize to achieve the sub-adviser’s target asset allocation. Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying portfolio decides which securities to purchase and sell for that underlying portfolio. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios. Through its investments in underlying portfolios, the portfolio may have exposure to companies of all capitalization ranges. The portfolio may have exposure to foreign equity and debt securities, including emerging market equity and debt securities. The portfolio has no maturity or duration requirements or limitations with respect to its fixed-income fund investments, and may have exposure to high yield bonds and floating rate loans. The portfolio may invest up to 10% of its total assets in a combination of high-yield bond funds, emerging markets equity funds, emerging markets fixed-income funds and real estate funds with no more than 5% in any of these fund types. The “List and Description of Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio and provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of the underlying portfolios. It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time, and the portfolio may be a significant shareholder in certain underlying portfolios and/or may invest a significant percentage of its assets in one or more underlying portfolios. The portfolio may also, but is not required to, invest in exchange-traded funds and/or derivatives to equitize cash in the equity portion of the portfolio. Derivatives are limited to exchange-traded equity and interest-rate futures. As a result of the derivatives usage, the portfolio may also hold a portion of the assets in short-term investments, including money market funds, government fixed-income securities, repurchase agreements and other cash equivalents. The portfolio may have exposure to derivative instruments through its investments in underlying portfolios.